Exhibit 99.1

CNH Equipment Trust 2015-C

Asset Backed Notes

Sample Receivable Agreed-Upon Procedures

Report To:

CNH Industrial Capital America LLC

Barclays Capital Inc.

Credit Suisse Securities (USA) LLC

RBC Capital Markets, LLC

4 August 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

CNH Industrial Capital America LLC

6900 Veterans Boulevard

Burr Ridge, Illinois 60527

Barclays Capital Inc.

745 Seventh Avenue, 5th Floor

New York, New York 10019

Credit Suisse Securities (USA) LLC

11 Madison Avenue, 4th Floor

New York, New York 10010

RBC Capital Markets, LLC

200 Vesey Street, 8th Floor

New York, New York 10281

Re:                            CNH Equipment Trust 2015-C

Asset Backed Notes (the “Notes”)

Sample Receivable Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist CNH Capital Receivables LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of fixed rate retail installment sale contracts and retail installment loans secured by agricultural or construction equipment (the “Receivables”) relating to the CNH Equipment Trust 2015-C securitization transaction.  This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

A member firm of Ernst & Young Global Limited

For the purpose of the procedures described in this report, CNH Industrial Capital America LLC (the “Sponsor”), on behalf of the Depositor, provided us with:

a.                                      Electronic data files labeled:

i.                                          “Deal_US_Con.txt” and the related record layout and decode information (the “Preliminary Collateral Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information as of 30 June 2015 (the “Preliminary Cutoff Date”) on certain fixed rate retail installment sale contracts and retail installment loans secured by agricultural or construction equipment (the “Preliminary Cutoff Date Receivables”),

ii.                                       “Deal_US_Pay.txt” and the related record layout and decode information (the “Preliminary Payment Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information on the past and future scheduled payments for the Preliminary Cutoff Date Receivables as of the Preliminary Cutoff Date,

iii.                                    “2015-C Virtual Cut Strats 06.30.15.xlsx” (the “Preliminary Receivables Schedule”), that the Sponsor, on behalf of the Depositor, indicated contains a list of the Preliminary Cutoff Date Receivables (the “Preliminary Receivables”) that are expected to be representative of the Receivables,

iv.                                   “15c_V2_Con.txt” and the related record layout and decode information (the “Collateral Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information as of 31 July 2015 (the “Cutoff Date”) on certain fixed rate retail installment sale contracts and retail installment loans secured by agricultural or construction equipment (the “Cutoff Date Receivables”),

v.                                      “15c_V2_Pay.txt” and the related record layout and decode information (the “Payment Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information on the past and future scheduled payments for the Cutoff Date Receivables as of the Cutoff Date and

vi.                                   “Receivables Listing (750mm).xlsx” (the “Receivables Schedule,” together with the Preliminary Collateral Data File, Preliminary Payment Data File, Preliminary Receivables Schedule, Collateral Data File and Payment Data File, the “Provided Data Files”), that the Sponsor, on behalf of the Depositor, indicated contains a list of the Cutoff Date Receivables that are expected to be the Receivables,

b.                                      Imaged copies of:

i.                                          The fixed rate retail installment sale contract and security agreement or note and security agreement (together, the “Contract”),

ii.                                       Certain payment schedule screen shots from the Sponsor’s servicing system (the “Payment Schedule Screen Shots”), that the Sponsor, on behalf of the Depositor, indicated contain certain payment schedule information that supersedes the corresponding information on the Contract, as applicable,

iii.                                    Certain payment schedule screen shots from the Sponsor’s servicing system (the “Final Payment Schedule Screen Shots”), that the Sponsor, on behalf of the Depositor, indicated contain information relating to the scheduled payment due on the maturity date that supersedes the corresponding information on the Contract and/or Payment Schedule Screen Shots, as applicable,

iv.                                   A completed credit application (the “Credit Application”) or a credit scoring and decision screen shot from the Sponsor’s servicing system (the “Credit Score System Screen Shots”) and

v.                                      The Uniform Commercial Code filing (the “UCC Filing,” together with the Contract, Payment Schedule Screen Shots, Final Payment Schedule Screen Shots, Credit Application and Credit Score System Screen Shots, the “Source Documents”)

for each Sample Receivable (as defined in Attachment A),

c.                                       The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File, Data File and Final Data File (all as defined in Attachment A), which are listed on Exhibit 1 to Attachment A and

d.                                      Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Provided Data Files, the Source Documents, the Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.   We were not requested to perform and we have not performed any further procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Preliminary Collateral Data File, Preliminary Payment Data File, Collateral Data File or Payment Data File.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Preliminary Receivables Schedule, Receivables Schedule, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary

Receivables or the Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:

a.                                      Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.                                      Making any findings with respect to:

i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Receivables,
iii.	Whether the originator of the Receivables complied with federal, state or local laws or regulations or
iv.

Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

4 August 2015

Attachment A

Procedures we performed and our associated findings

1.                                      As instructed by the Sponsor on behalf of the Depositor, we combined the information on the Preliminary Collateral Data File and the Preliminary Payment Data File.  The Preliminary Collateral Data File and the Preliminary Payment Data File, as combined, is hereinafter referred to as the “Preliminary Cutoff Date Data File.”

2.                                      As instructed by the Sponsor, on behalf of the Depositor, we deleted the Preliminary Cutoff Date Receivables on the Preliminary Cutoff Date Data File that were not included on the Preliminary Receivables Schedule.  The Preliminary Cutoff Date Data File, as adjusted, is hereinafter referred to as the “Preliminary Data File.”

3.                                      As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 184 Preliminary Receivables from the Preliminary Data File (the “Sample Receivables”).  For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they selected the number of Sample Receivables that we were instructed to randomly select from the Preliminary Data File.

4.                                      For each Sample Receivable, we performed the following procedures:

a.                                      We compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Document(s), subject to the instructions provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A.  The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A.  All such compared information was in agreement.

b.                                      We observed the existence of an imaged copy of a completed Credit Application or the existence of a credit score on an imaged copy of the Credit Score System Screen Shots.  We performed no procedures to determine if a credit review was performed or to determine the source of the credit score information contained on the Credit Score System Screen Shots.

c.                                       We observed evidence of an imaged copy of a UCC Filing which was made to secure the Sponsor’s interest in the equipment that is subject to the Contract.  We made no determination as to the enforcement or standing of such UCC Filing.

5.                                      As instructed by the Sponsor on behalf of the Depositor, we combined the information on the Collateral Data File and the Payment Data File.  The Collateral Data File and the Payment Data File, as combined, is hereinafter referred to as the “Data File.”

Attachment A

6.                                      For each fixed rate retail installment sale contract and retail installment loan on the Preliminary Data File and Data File, we compared the receivable ID (the “Receivable ID”) on the Preliminary Data File to the corresponding Receivable ID on the Data File and noted that:

a.                                      2,772 of the Cutoff Date Receivables included on the Data File were not included on the Preliminary Data File,

b.                                      427 of the Preliminary Receivables included on the Preliminary Data File were not included on the Data File (the “Removed Preliminary Receivables”) and

c.                                       5 of the Removed Preliminary Receivables were Sample Receivables.

7.                                      For the 179 Sample Receivables that were included on the Data File, we compared the Sample Characteristics listed on Exhibit 1, all as shown on the Preliminary Data File, to the corresponding information on the Data File.  All such compared information was in agreement.

8.                                      As instructed by the Sponsor, on behalf of the Depositor, we deleted the Cutoff Date Receivables on the Data File that were not included on the Receivables Schedule.  The Data File, as adjusted, is hereinafter referred to as the “Final Data File.”

9.                                      For each fixed rate retail installment sale contract and retail installment loan on the Data File and Final Data File, we compared the Receivable ID on the Data File to the corresponding Receivable ID on the Final Data File and noted that:

a.                                      2,776 of the Cutoff Date Receivables included on the Data File were not included on the Final Data File (the “Removed Receivables”) and

b.                                      None of the Removed Receivables were Sample Receivables.

Exhibit 1 to Attachment A

Sample Characteristics

Sample Characteristic	Source Document(s)	Note(s)

Receivable ID	Contract	i.

Contract APR	Contract

Customer billing state	Contract	ii.

Collateral type (agricultural/construction/other)	Contract

Interest start date	Contract	iii.

Origination date	Contract

Equipment type (new/used)	Contract	iv.

Original principal	Contract	v.

Purchase price	Contract	v.

Payment schedule

(a)      Contract,

(b)      Contract and Payment Schedule Screen Shots,

(c)       Contract and Final Payment Schedule Screen Shots or

(d)      Contract, Payment Schedule Screen Shots and Final Payment Schedule Screen Shots

vi., vii., viii., ix., x.

Maturity date	Contract and recalculation	xi.

Original term	Contract and recalculation	xii.

Notes:

i.                                          For identification purposes only.

ii.                                       For the purpose of comparing the customer billing state Sample Characteristic, the Sponsor, on behalf of the Depositor, instructed us to use the “buyer state,” as shown on the Contract.

iii.                                    For the purpose of comparing the interest start date Sample Characteristic, the Sponsor, on behalf of the Depositor, instructed us to use the maturity date, as recalculated in note x. below, as the interest start date for any Sample Receivable that has a contract APR of “0.00%,” as shown on the Contract.

iv.                                   For Sample Receivables that are secured by multiple pieces of equipment, the Sponsor, on behalf of the Depositor, instructed us to compare the equipment type (new/used) Sample Characteristic for only the first piece of equipment listed on the corresponding Contract to the corresponding information on the Preliminary Data File.

Exhibit 1 to Attachment A

Notes: (continued)

v.                                      For the purpose of comparing the original principal and purchase price Sample Characteristics, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $100 or less.

vi.                                   For the purpose of comparing the payment schedule Sample Characteristic, the Sponsor, on behalf of the Depositor, instructed us to:

a.                                      Only compare payments scheduled after the Preliminary Cutoff Date and

b.                                      Ignore differences of +/- 5% or less (as a percentage of the payment value on the Contract) for any individual payment.

vii.                                For the purpose of comparing the payment schedule Sample Characteristic for each Sample Receivable (except for Sample Receivable numbers 10, 29, 33, 36, 40, 45, 53, 54, 61, 63, 64, 84, 100, 101, 106, 118, 127, 128, 133, 147, 152, 157, 168 and 174), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

viii.                             For the purpose of comparing the payment schedule Sample Characteristic for Sample Receivable numbers 29, 33, 36, 40, 45, 53, 54, 61, 63, 64, 84, 100, 101, 118, 127, 133, 147, 157, 168 and 174, the Sponsor, on behalf of the Depositor, instructed us to use the Payment Schedule Screen Shots as the Source Document for any payment date on which the payment amount on the Preliminary Data File did not equal the corresponding payment amount on the Contract.

ix.                                   For the purpose of comparing the payment schedule Sample Characteristic for Sample Receivable numbers 10, 128 and 152, the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document for each scheduled payment prior to the maturity date, and to use the Final Payment Schedule Screen Shots as the Source Document for the scheduled payment that is due on the maturity date.

x.                                      For the purpose of comparing the payment schedule Sample Characteristic for Sample Receivable number 106, the Sponsor, on behalf of the Depositor, instructed us to use the Payment Schedule Screen Shots as the Source Document for any payment date on which the payment amount on the Preliminary Data File did not equal the corresponding payment amount on the Contract, and to use the Final Payment Schedule Screen Shots as the Source Document for the scheduled payment that is due on the maturity date.

xi.                                   For the purpose of comparing the maturity date Sample Characteristic, the Sponsor, on behalf of the Depositor, instructed us to recalculate the maturity date of each Sample Receivable by adding:

a.                                      The difference in months between the beginning payment date, as shown on the Contract, and the final scheduled payment date, as indicated in the payment schedule that is shown on the Contract, to

b.                                      The beginning payment date, as shown on the Contract.

Exhibit 1 to Attachment A

Notes: (continued)

xii.                                For the purpose of comparing the original term Sample Characteristic, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original term of each Sample Receivable as the difference in months between the:

a.                                      Maturity date, as recalculated in note xi. above, and

b.                                      Origination date, as shown on the Contract.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.